CONVERTIBLE DEBENTURE (Details Narrative)								12 Months Ended
	Apr. 28, 2025 USD ($) $ / shares	Apr. 28, 2025 CAD ($)	Feb. 25, 2025 $ / shares shares	Jan. 09, 2025 USD ($) $ / shares	Jan. 09, 2025 CAD ($)	Jun. 20, 2024 USD ($) $ / shares shares	Jun. 20, 2024 CAD ($) shares	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares	Feb. 25, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Sep. 26, 2024 $ / shares	Jun. 20, 2024 CAD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jun. 05, 2020
Subsidiary, Sale of Stock [Line Items]
Convertible debenture | $																					$ 4,905,334
Unsecured convertible debenture | $								$ 68,080	$ 68,864											$ 64,936
Interest rate								5.00%	5.00%													3.75%
Proceeds from issuance of common stock	$ 7,929,900	$ 11,000,000		$ 13,947,001	$ 20,000,000
Share price | (per share)	$ 8.64			$ 29.55								$ 12.00			$ 42.39
Warrants, Exercise Price | (per share)	$ 8.80			$ 36.81				$ 28.86 [1]	$ 26.45	[2]	$ 36.08	$ 12.00	$ 41.50		$ 52.92	$ 13.15	$ 18.90	$ 22.54
Restricted stock award value | $								$ 2,111,166
Commercial Agreements [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Restricted stock issued | shares						37,037	37,037
Restricted stock vested | shares						370	370
Restricted stock award value						$ 69,560	$ 100,000
Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock						$ 10,434,000	$ 15,000,000
Share price | (per share)						$ 18.78													$ 27.00
Convertible price per share | (per share)						22.54													32.40
Warrants, Exercise Price | (per share)			$ 36.81			104.24								$ 52.92					149.85
Debt conversion share issued | shares			510,370
Convertible Debt [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants, Exercise Price | (per share)						$ 28.17													$ 40.50
Debt conversion share issued | shares			257,312
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible debenture | $						$ 10,000,000
Private Placement [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Unsecured convertible debenture						$ 696													$ 1,000
Interest rate						10.00%													10.00%

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.